RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Restricted Cash Related to Cash Pledge

Restricted cash is related to a cash pledge the Company has provided in respect of the service agreement with

Bio-Versneller NV (see note 30).

	As at December 31,
€ in thousands	2017	2016	2015
Restricted cash	1,601	1,600	1,648